Financial Asset at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [Line Items]
Fair value losses on equity investments at FVPL recognised in other losses	¥ (11)	¥ (26)	¥ 25
Shanghai Pudong Development Bank Co., Ltd. [member]
Disclosure of financial assets [Line Items]
Available-for-sale investments	¥ 84	¥ 95